Offsets	May 11, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ally Financial Inc.
Form or Filing Type	S-8
File Number	333-258575
Initial Filing Date	Aug. 06, 2021
Fee Offset Claimed	$ 89,325.09
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	16,251,391
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 818,745,079.58
Termination / Withdrawal Statement	The Registrant previously registered 36,827,657 shares of Common Stock under the Registration Statement on Form S-8, initially filed on August 6, 2021 (Registration No. 333-258575) (the "Prior Registration Statement") in connection with 2021 Ally Financial Inc. Incentive Compensation Plan, the 2021 Ally Financial Inc. Non-Employee Directors Equity Compensation Plan and the 2021 Ally Financial Inc. Employee Stock Purchase Plan (the "Prior Plans"), 16,251,391 of which remained unsold (the "Unsold Securities") as of the effective date of the 2026 Plans and were carried over and are available for issuance pursuant to the 2026 Plans. The Registrant has terminated any offering of Unsold Securities under the Prior Registration Statement. A registration fee of $89,325.09 with respect to the Unsold Securities was previously paid upon the filing of the Prior Registration Statement (out of a total registration fee of $202,421.67). Pursuant to Rule 457(p), the Registrant is offsetting the registration fee due under this Registration Statement by $89,325.09 which represents the portion of the registration fee previously paid with respect to the Unsold Securities previously registered on the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ally Financial Inc.
Form or Filing Type	S-8
File Number	333-258575
Filing Date	Aug. 06, 2021
Fee Paid with Fee Offset Source	$ 89,325.09